SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	MARCH 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	$855	$929

TOTAL ASSET-BACKED SECURITIES – 0.2%		$929
(Cost: $855)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.5%
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.869%, 10-8-24(A)	2,000	2,024

Integrated Telecommunication Services – 1.2%
AT&T, Inc.,
3.800%, 3-15-22	2,850	2,944
Verizon Communications, Inc.,
5.150%, 9-15-23	1,790	1,989
		4,933

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	4,300	4,301
3.663%, 5-15-25(A)	950	951
		5,252
Total Communication Services - 3.0%		12,209

Consumer Discretionary

Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc.,
2.500%, 9-24-21(A)	1,600	1,559

General Merchandise Stores – 1.2%
Dollar General Corp.,
3.250%, 4-15-23	2,640	2,685
Family Dollar Stores, Inc.,
5.000%, 2-1-21(B)	2,500	2,480
		5,165
Total Consumer Discretionary - 1.6%		6,724

Consumer Staples

Distillers & Vintners – 1.0%
Constellation Brands, Inc.:
3.200%, 2-15-23	1,500	1,496
4.250%, 5-1-23	1,188	1,199
Diageo Capital plc (GTD by Diageo plc),
3.500%, 9-18-23	1,300	1,325
		4,020

Drug Retail – 1.0%
CVS Health Corp.:
2.800%, 7-20-20	1,213	1,213
3.500%, 7-20-22	1,425	1,462
2.750%, 12-1-22	1,405	1,414
		4,089

Soft Drinks – 0.3%
Keurig Dr Pepper, Inc.,
4.057%, 5-25-23	1,200	1,250
Total Consumer Staples - 2.3%		9,359

Energy

Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2-15-21	800	799
3.500%, 2-1-22	2,000	1,973
		2,772

Oil & Gas Exploration & Production – 0.4%
Aker BP ASA,
6.000%, 7-1-22(A)	1,000	894
EQT Corp.,
3.000%, 10-1-22(B)	850	710
		1,604

Oil & Gas Storage & Transportation – 2.5%
Enbridge, Inc.,
2.900%, 7-15-22	2,470	2,268
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,500	1,086
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	987
3.450%, 2-15-23	1,646	1,609
Midwest Connector Capital Co. LLC,
3.625%, 4-1-22(A)	1,000	961
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,584
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	800	797
Western Gas Partners L.P.,
5.375%, 6-1-21	1,425	1,147
		10,439
Total Energy - 3.6%		14,815

Financials

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.:
3.625%, 1-19-22	404	376
3.500%, 2-10-23	1,110	985
		1,361

Consumer Finance – 1.9%
Ally Financial, Inc.,
4.250%, 4-15-21	3,889	3,798
Discover Bank:
3.100%, 6-4-20	1,250	1,248
3.350%, 2-6-23	1,830	1,838
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7-6-21	1,000	955
		7,839

Diversified Banks – 4.4%
Bank of America Corp.,
4.100%, 7-24-23	2,983	3,178
Citizens Bank N.A.,
3.250%, 2-14-22	1,200	1,216

KeyCorp:
2.900%, 9-15-20	250	249
5.100%, 3-24-21	1,000	1,019
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2-22-22	1,500	1,529
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	2,100	2,121
National Bank of Canada,
2.100%, 2-1-23	1,400	1,393
Sumitomo Mitsui Financial Group, Inc.,
2.784%, 7-12-22	1,710	1,718
Synchrony Bank,
3.000%, 6-15-22	1,500	1,488
Truist Bank,
1.250%, 3-9-23	1,350	1,308
U.S. Bancorp,
5.125%, 1-15-68	3,380	3,160
		18,379

Financial Exchanges & Data – 0.4%
Intercontinental Exchange, Inc.,
3.450%, 9-21-23	1,500	1,577

Investment Banking & Brokerage – 2.9%
E*TRADE Financial Corp.,
2.950%, 8-24-22	1,580	1,557
Goldman Sachs Group, Inc. (The):
2.600%, 12-27-20	1,900	1,900
5.750%, 1-24-22	2,500	2,653
3.000%, 4-26-22	1,500	1,511
Morgan Stanley,
4.875%, 11-1-22	3,734	3,920
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.000%, 5-31-23(C)	300	310
		11,851

Life & Health Insurance – 0.3%
Reliance Standard Life Insurance II,
2.150%, 1-21-23(A)	1,400	1,367

Other Diversified Financial Services – 1.5%
Citigroup, Inc.,
2.750%, 4-25-22	2,000	2,010
JPMorgan Chase & Co.:
4.350%, 8-15-21	1,084	1,119
3.250%, 9-23-22	1,533	1,580
2.972%, 1-15-23	1,500	1,527
		6,236
Total Financials - 11.7%		48,610

Health Care

Health Care Equipment – 0.5%
Becton Dickinson & Co.,
2.894%, 6-6-22	1,900	1,901

Pharmaceuticals – 1.3%
AbbVie, Inc.,
2.300%, 11-21-22(A)	1,400	1,399
Elanco Animal Health, Inc.,
5.022%, 8-28-23(B)(D)	1,700	1,719
Zoetis, Inc.,
3.250%, 2-1-23	2,415	2,469
		5,587
Total Health Care - 1.8%		7,488

Industrials
Aerospace & Defense – 1.1%
BAE Systems plc,
4.750%, 10-11-21(A)	1,170	1,213
Boeing Co. (The),
2.800%, 3-1-23	2,250	2,071
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
3.950%, 6-15-23	1,400	1,214

		4,498

Airlines – 0.4%
Delta Air Lines, Inc.,
3.400%, 4-19-21	1,800	1,639

Environmental & Facilities Services – 0.7%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	2,818	2,771

Industrial Conglomerates – 0.1%
General Electric Capital Corp.,
5.012%, 1-1-24	695	698

Total Industrials - 2.3%		9,606

Information Technology Semiconductors – 1.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.000%, 1-15-22	1,688	1,672
Broadcom, Inc.:
3.125%, 4-15-21(A)	1,015	1,003
3.125%, 10-15-22(A)	810	802
Microchip Technology, Inc.,
3.922%, 6-1-21	2,000	1,949

		5,426

Technology Hardware, Storage & Peripherals – 0.3%
NetApp, Inc.,
3.375%, 6-15-21	1,000	1,002

Total Information Technology - 1.6%		6,428

Real Estate
Specialized REITs – 1.4%
American Tower Corp.:
3.300%, 2-15-21	1,000	1,000
2.250%, 1-15-22	590	576
3.070%, 3-15-23(A)	3,335	3,276
Crown Castle International Corp.,
4.875%, 4-15-22	1,000	1,050

		5,902

Total Real Estate - 1.4%		5,902

Utilities
Electric Utilities – 2.4%
CenterPoint Energy, Inc.,
2.500%, 9-1-22	3,000	2,945
Entergy Texas, Inc.,
2.550%, 6-1-21	1,275	1,279
Evergy, Inc.,
5.292%, 6-15-22(D)	1,154	1,191
MidAmerican Energy Co.,
3.700%, 9-15-23	1,045	1,075
National Rural Utilities Cooperative Finance Corp.,
2.400%, 4-25-22	1,300	1,271

Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	2,000	2,014

		9,775

Total Utilities - 2.4%		9,775

TOTAL CORPORATE DEBT SECURITIES – 31.7%		$130,916
(Cost: $133,715)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 1.3%
COLT Funding LLC, Series 2018-4, Class M1 (Mortgage spread to 3-year U.S. Treasury index),
4.716%, 12-28-48(A)(C)	1,400	1,294
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10,
4.286%, 11-27-49(A)	3,700	3,591
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index),
5.694%, 10-25-58(A)(C)	700	673

		5,558

TOTAL MORTGAGE-BACKED SECURITIES – 1.3%		$5,558
(Cost: $5,806)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 1.1%
Federal Home Loan Bank,
2.250%, 7-21-31	1,640	1,661
U.S. Department of Transportation,
6.001%, 12-7-21(A)	2,500	2,712

		4,373

Mortgage-Backed Obligations - 12.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
3.440%, 6-25-22(A)	2,000	1,979
2.500%, 5-15-44	489	508
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
3.365%, 8-25-25(A)(C)	2,077	1,745
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.015%, 11-25-24(A)(C)	494	422
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.065%, 6-25-27(A)(C)	489	396
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps),
5.865%, 11-25-21(A)(C)	2,923	2,699
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.622%, 11-25-49(A)(C)	2,120	2,120

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.765%, 6-25-21(A)(C)	593	570
5.515%, 9-25-22(A)(C)	359	330
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.630%, 11-25-47(A)(C)	1,500	1,493
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.625%, 4-25-20(A)(C)	179	179
3.392%, 7-25-22(A)(C)	1,720	1,696
3.971%, 2-25-46(A)(C)	70	70
3.631%, 7-25-46(A)(C)	2,000	1,923
3.565%, 11-25-47(A)(C)	5,000	4,874
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.485%, 11-25-23(A)(C)	600	570
3.582%, 11-25-23(A)(C)	10,870	10,441
3.868%, 5-25-45(A)(C)	600	597
3.556%, 6-25-45(A)(C)	1,000	958
3.565%, 11-25-47(A)(C)	2,724	2,680
3.541%, 2-25-48(A)(C)	1,000	991
3.587%, 6-25-48(A)(C)	1,170	1,125
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.055%, 5-25-25(A)(C)	225	221
3.779%, 10-25-48(A)(C)	1,125	1,155
3.674%, 11-25-49(A)(C)	1,900	1,844
3.647%, 11-25-50(A)(C)	5,650	5,488
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9-1-28	1,752	1,842
4.500%, 8-1-30	482	527
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 10-25-41	1,254	1,289
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.646%, 7-1-20	222	222
3.680%, 2-1-21	273	274
4.381%, 6-1-21	840	870
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	636	654

		52,752

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.8%		$57,125
(Cost: $58,917)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 51.0%
U.S. Treasury Notes:
2.500%, 1-31-21	6,300	6,426
2.500%, 2-28-21	1,000	1,022
2.625%, 5-15-21	16,500	16,960
1.500%, 8-31-21	5,675	5,778
2.750%, 9-15-21	1,000	1,037
1.500%, 9-30-21	9,000	9,173
2.875%, 10-15-21	18,400	19,150
1.500%, 11-30-21	24,850	25,378
2.000%, 12-31-21	8,000	8,247
2.125%, 12-31-21	16,000	16,528
1.500%, 1-31-22	14,750	15,088
1.875%, 2-28-22	19,000	19,598
1.750%, 4-30-22	13,000	13,411
1.750%, 5-31-22	2,750	2,839
2.000%, 7-31-22	10,000	10,411
1.375%, 10-15-22	3,000	3,084
2.125%, 12-31-22	11,000	11,557
2.375%, 1-31-23	10,000	10,593
2.500%, 3-31-23	5,850	6,237
2.750%, 4-30-23	8,000	8,605

		211,122

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 51.0%		$211,122

(Cost: $203,216)

SHORT-TERM SECURITIES

Commercial Paper(E) - 1.6%
AT&T, Inc.,
2.940%, 10-2-20	1,000	985
Campbell Soup Co.,
2.890%, 8-11-20	1,000	990
Ecolab, Inc.,
3.320%, 5-29-20	2,000	1,989
Sherwin-Williams Co. (The),
1.800%, 4-2-20	1,000	1,000
Walgreens Boots Alliance, Inc.,
3.360%, 5-4-20	1,500	1,495

		6,459

	Shares

Money Market Funds (G) - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.390%(F)	576	576
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.310%	1,103	1,103

		1,679

TOTAL SHORT-TERM SECURITIES – 2.0%		$8,138

(Cost: $8,158)

TOTAL INVESTMENT SECURITIES – 100.0%		$413,788

(Cost: $410,667)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(10)

NET ASSETS – 100.0%		$413,778

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $74,586 or 18.0% of net assets.

(B)	All or a portion of securities with an aggregate value of $995 are on loan.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.
(E)	Rate shown is the yield to maturity at March 31, 2020.
(F)	Investment made with cash collateral received from securities on loan.
(G)	Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$929	$—
Corporate Debt Securities	—	130,916	—
Mortgage-Backed Securities	—	5,558	—
United States Government Agency Obligations	—	57,125	—
United States Government Obligations	—	211,122	—
Short-Term Securities	1,679	6,459	—

Total	$1,679	$412,109	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$410,667

Gross unrealized appreciation	9,135
Gross unrealized depreciation	(6,014)

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Net unrealized appreciation	$3,121